Property And Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment

	October 31,
	2012	2011

Land	$3,144,068	$3,144,068
Building and improvements	7,914,321	7,761,553
Machinery and equipment	19,354,823	19,242,068
Furniture and fixtures	953,381	932,859
Construction in progress	447,321	320,847

Total property and equipment, at cost	31,813,914	31,401,395

Less accumulated amortization and depreciation	(20,165,748)	(18,856,930)

Property and equipment, net	$11,648,166	$12,544,465